Investment Contract With Insurance Company	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Employee Benefit Plan Investment Contract With Insurance Company Plan [Line Items]
Investment Contract With Insurance Company
NOTE 6 - INVESTMENT CONTRACT WITH INSURANCE COMPANY
The Plan participates in an investment contract with Empower Annuity Insurance Company (“EAIC”) by investing in the Empower Annuity Guaranteed Income Fund. The principal investments underlying the guarantee are high-quality fixed income instruments mainly consisting of public bonds, commercial mortgages and private placement bonds, within a general account. The Guaranteed Income Fund is a group annuity contract issued by EAIC and is backed by the full faith and creditworthiness of the issuer. Guarantees are based on the claims-paying ability of EAIC and not on the value of the securities within the insurer’s general account. The credit rating of the issuer at December 31, 2025 was considered investment grade and there are no reserves against contract value for credit risk of the contract issuer or otherwise.
Only an event causing liquidity constraints at EAIC could limit the ability of the Plan to transact at the contract value to be paid within 90 days or, in rare circumstances, the contract value to be paid over time. There are not any events that allow the issuer to terminate the contract and which require the Plan sponsor to settle at an amount different than contract value to be paid either within 90 days or over time. The Fund is fully benefit responsive; therefore, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the Fund. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. As discussed in Note 1, the Plan considers this contract to be fully benefit-responsive. The Guaranteed Income Fund is included at its contract value in the statements of net assets available for benefits. The Guaranteed Income Fund does not operate like a mutual fund, variable annuity product, or conventional fixed rate individual annuity product. Under the group annuity contract that supports this product, participants may ordinarily direct a permitted withdrawal or transfer of all or a portion of their account balance at contract value, within reasonable timeframes.